Trade Receivables (Tables)	6 Months Ended
Jun. 30, 2021
Trade And Other Receivables [Abstract]
Summary of Trade Receivables
	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Trade receivables	75,000	15,000
Less: Impairment of trade receivables	(22)	—
	74,978	15,000

Summary of Movements in Loss Allowance for Impairment of Trade Receivables

Movements in the loss allowance for impairment of trade receivables were as follows:

Total
US$’000
At January 1, 2020	9
Impairment losses reversed	(9)
Impairment losses recognised	22
At December 31, 2020	22
At January 1, 2021	22
Impairment losses reversed	(22)
Impairment losses recognised	—
At June 30, 2021 (Unaudited)	—